Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 6
2024	5
2025	3
2026	3
2027	1
Thereafter	2
Total	20
Less: interest	2
Present value of lease liabilities	$ 18	$ 23